Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 14 - ACCRUED EXPENSES AND OTHER PAYABLES

	December 31,
	2025	2024

Employee and payroll accruals	90,985	83,976
Marketing accrued expenses	6,423	11,195
Government authorities	5,086	4,589
Income taxes payable	68,497	50,916
Other accrued expenses	44,423	42,439
	215,414	193,115